Revenue from Contracts with Customers (Details) - Schedule of revenues disaggregated - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenues Disaggregated Abstract
Advertising	$ 2,247,680	$ 1,650,083	$ 4,757,206	$ 3,393,906	$ 6,859,059	$ 2,923,375
Licensing and other	2,151,632	474,796	3,686,871	1,063,436	2,607,304	1,634,178
Total revenues	$ 4,399,312	$ 2,124,879	$ 8,444,077	$ 4,457,342	$ 9,466,363	$ 4,557,553